Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2015
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,244,982	61,934,923	60,263,021	61,855,783
Effect of dilutive share options outstanding	1,556,705	1,408,346	1,586,305	1,434,509
Weighted average number of ordinary shares for diluted net income per ordinary share	61,801,687	63,343,269	61,849,326	63,290,292